Financial Instruments by Category	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Financial Instruments by Category

6. Financial instruments by category

(1) Carrying amounts of financial instruments by category as of December 31, 2019 and 2018 are as follows:

	December 31, 2019		December 31, 2018
	Financial assets at amortized cost		Financial assets at amortized cost
Financial assets	(In millions of Korean won)
Cash and cash equivalents	~~W~~	79,428	~~W~~	86,051
Short-term financial instruments		39,500		9,500
Accounts receivables, net		32,253		60,664
Other receivables, net		56		255
Other current assets		233		191
Other non-current financial assets		1,770		1,494
Total	~~W~~	153,240	~~W~~	158,155

	Financial liabilities at amortized cost		Financial liabilities at amortized cost
Financial liabilities	(In millions of Korean won)
Accounts payables	~~W~~	37,689	~~W~~	71,928
Accrued expenses		19		16
Other current liabilities		1,986		113
Other non-current liabilities		3,008		34
Total	~~W~~	42,702	~~W~~	72,091

(2) Net income and expenses from financial instruments for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019		2018		2017
Financial assets at amortized cost	(In millions of Korean won)
Interest income	~~W~~	1,626	~~W~~	819	~~W~~	554
Differences in foreign currency		1,267		159		231
Financial liabilities at amortized cost
Interest expense		(277)		—		—
Differences in foreign currency		(22)		105		(349)

(3) Fair value hierarchy

Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
•	Level 2: all inputs other than quoted prices included in Level 1 that are observable (either directly that is, prices, or indirectly that is, derived from prices) for the asset or liability;
•	Level 3: unobservable inputs for the asset or liability.

The fair value of financial instruments traded in an active market is determined based on the quoted market price as of the end of the reporting period. If the quoted prices are readily and regularly available through exchanges, sellers, brokers, industry groups, rating agencies or regulators and such prices represent actual market transactions that occur regularly between independent parties, they are considered active markets. These products are included in Level 1.

The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. These valuation techniques use as much market observable information as possible and use the least amount of company-specific information. At this time, if all the significant input variables required to measure the fair value of a good are observable, the good is included in Level 2.

If more than one significant input variable is not based on observable market information, the item is included in Level 3.

The valuation techniques used to measure the fair value of a financial instrument include:

- Market price or dealer price of a similar financial instrument

- The fair value of derivative instruments is determined by discounting the amount to present value using the leading exchange rate as of the end of the reporting period

For the other financial instruments, the Group applied other valuation techniques such as discounted cash flow, etc. For the financial assets and liabilities which carrying amount are reasonable approximation of fair value, those were excluded from fair value disclosure.